Voyage and Vessel operating expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Voyage And Vessel Operating Expenses
Crew wages and related costs	$ 133,769	$ 126,180	$ 109,311
Insurances	18,753	14,981	13,002
Maintenance, repairs, spares and stores	51,210	44,646	37,947
Lubricants	14,625	11,823	10,669
Tonnage taxes (Note 14)	3,838	2,634	2,103
Pre-delivery and Pre-joining expenses	174	3,104	(0)
Miscellaneous	6,247	5,293	5,511
Total vessel operating expenses	$ 228,616	$ 208,661	$ 178,543